DERIVATIVES AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVES AND FINANCIAL INSTRUMENTS
29.	DERIVATIVES AND FINANCIAL INSTRUMENTS

The Group uses a range of financial instruments (including cash, finance leases, receivables, payables and derivatives) to fund its operations. These instruments are used to manage the liquidity of the Group in a cost effective, low-risk manner. Working capital management is a key additional element in the effective management of overall liquidity. The Group does not trade in financial instruments or derivatives. The main risks arising from the utilization of these financial instruments are interest rate risk, liquidity risk and credit risk.

Interest rate risk

Effective and repricing analysis

The following table sets out all interest-earning financial assets and interest bearing financial liabilities held by the Group at December 31, indicating their effective interest rates and the period in which they re-price:

As at December 31, 2019	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	19	1.1%	15,231	15,231	—	—	—	—
Short-term investments	20	1.3%	1,169	—	1,169	—	—	—
Lease receivable	16,18	4.0%	684	157	124	202	201	—
Licence payments	23	8.1%	(1,307)	(1,307)	—	—	—	—

Exchangeable note	25	4.8%	(82,021)	—	—	—	—	(82,021)
Lease payable on Right of Use assets	26	5.0%	(19,630)	(1,136)	(1,020)	(2,012)	(4,840)	(10,622)
Lease payable on sale & leaseback transactions	26	5.0%	(519)	(122)	(125)	(95)	(177)	—

Total			(86,393)	12,823	148	(1,905)	(4,816)	(92,643)

As at December 31, 2018	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	19	1.8%	30,277	30,277	—	—	—	—
Short-term investments	20	—	—	—	—	—	—	—
Lease receivable	18	4.0%	835	191	168	238	238	—
Licence payments	23	3.0%	(1,207)	(1,207)	—	—	—	—

Finance lease payable	26	4.8%	(962)	(217)	(219)	(252)	(274)	—
Exchangeable note	25	4.8%	(81,382)	—	—	—	—	(81,382)

Total			(52,439)	29,044	(51)	(14)	(36)	(81,382)

In broad terms, a one-percentage point increase in interest rates would increase interest income by US$101,000 (2018: US234,000) and would not affect the interest expense (2018: nil) resulting in an increase in net interest income of US$101,000 (2018: increase in net interest income of US$234,000).

Interest rate profile of financial assets / liabilities

The interest rate profile of financial assets/liabilities of the Group was as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	(1,307)	(1,207)
Fixed rate financial liabilities (exchangeable note)	(82,021)	(81,382)
Fixed rate financial liabilities (lease payables)	(20,149)	(962)
Financial assets (short-term deposits and short-term investments)	10,125	23,423
Financial assets (lease receivables)	684	835

	(92,668)	(59,293)

Financial assets comprise cash and cash equivalents and short-term investments as at December 31, 2019 and December 31, 2018 (see Note 19 and 20).

Fair value sensitivity analysis for fixed rate instruments

The Group does not account for any fixed rate financial liabilities at fair value through profit and loss. Therefore, a change in interest rates at December 31, 2019 would not affect profit or loss.

There was no significant difference between the fair value and carrying value of the Group’s trade receivables and trade and other payables at December 31, 2019 and December 31, 2018 as all fell due within 6 months.

Liquidity risk

The Group’s operations are cash generating. Short-term flexibility is achieved through the management of the Group’s short-term deposits.

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2019 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	16,947	16,947	16,947	—	—	—	—
Lease payable on Right of Use assets	19,630	19,630	1,136	1,020	2,012	4,840	10,622
Lease payable on sale & leaseback transactions	519	519	122	125	95	177	—
Exchangeable notes	82,021	99,900	—	—	—	—	99,900
Exchangeable note interest	999	101,898	1,998	1,998	3,996	11,988	81,918

	120,116	238,894	20,203	3,143	6,103	17,005	192,440

As at December 31, 2018 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	16,908	16,908	16,908	—	—	—	—
Exchangeable notes	81,382	99,900	—	—	—	—	99,900
Exchangeable note interest	999	105,894	1,998	1,998	3,996	11,988	85,914

	99,289	222,702	18,906	1,998	3,996	11,988	185,814

Foreign exchange risk

The majority of the Group’s activities are conducted in US Dollars. Foreign exchange risk arises from the fluctuating value of the Group’s Euro denominated expenses as a result of the movement in the exchange rate between the US Dollar and the Euro. Arising from this, where considered necessary, the Group pursues a treasury policy which periodically aims to sell US Dollars forward to match a portion of its uncovered Euro expenses at exchange rates lower than budgeted exchange rates. These forward contracts are primarily cashflow hedging instruments whose objective is to cover a portion of these Euro forecasted transactions. Forward contracts normally have maturities of less than one year after the balance sheet date. There were no forward contracts in place as at December 31, 2019.

Foreign currency short term financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are those reported to key management translated into US Dollars at the closing rate:

As at December 31, 2019	EUR	GBP	SEK	CAD	BRL	Other
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	394	138	10	3,265	238	—
Trade and other receivable	1,247	71	—	337	1,871	—
Trade and other payables	(2,350)	(27)	(142)	(47)	(796)	—

Total exposure	(709)	182	(132)	3,555	1,313	—

As at December 31, 2018	EUR	GBP	SEK	CAD	BRL	Other
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	81	122	9	2,512	322	6
Trade and other receivable	894	113	38	430	2,065	6
Trade and other payables	(1,995)	(51)	(146)	(103)	(1,621)	(2)

Total exposure	(1,020)	184	(99)	2,839	766	10

The Group states its forward exchange contracts at fair value in the balance sheet. The Group classifies its forward exchange contracts as hedging forecasted transactions and thus accounts for them as cash flow hedges.

There were no forward exchange contracts in place at December 31, 2019 or December 31, 2018.

Sensitivity analysis

A 10% strengthening of the US Dollar against the Euro at December 31, 2019 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss US$’000
December 31, 2019
Euro	2,282

December 31, 2018
Euro	1,818

A 10% weakening of the US Dollar against the Euro at December 31, 2019 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$000
December 31, 2019
Euro	(2,790)

December 31, 2018
Euro	(2,222)

Credit Risk

The Group has no significant concentrations of credit risk. Exposure to credit risk is monitored on an ongoing basis. The Group maintains specific provisions for potential credit losses. To date such losses have been within management’s expectations. Due to the large number of customers and the geographical dispersion of these customers, the Group has no significant concentrations of accounts receivable.

With respect to credit risk arising from the other financial assets of the Group, which comprise cash and cash equivalents and deferred consideration, the Group’s exposure to credit risk arises from default of the counter-party, with a maximum exposure equal to the carrying amount of these instruments. The Group’s management considers that all of the above financial assets that are not impaired or past due for each of the 31 December reporting dates under review are of good credit quality.

The Group maintains cash and cash equivalents and enters into forward contracts, when necessary, with various financial institutions. The Group performs regular and detailed evaluations of these financial institutions to assess their relative credit standing. The carrying amount reported in the balance sheet for cash and cash equivalents and forward contracts approximate their fair value.

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk is as follows:

	Carrying Value December 31, 2019 US$’000	Carrying Value December 31, 2018 US$’000
Third party trade receivables (Note 18)	17,754	21,318
Finance lease income receivable (Note 18)	684	835
Cash & cash equivalents (Note 19)	15,231	30,277
Short-term investments (Note 20)	1,169	—

	34,838	52,430

The maximum exposure to credit risk for trade receivables and finance lease income receivable by geographic location is as follows:

	Carrying Value December 31, 2019 US$’000	Carrying Value December 31, 2018 US$’000
United States	8,647	9,472
Euro-zone countries	786	1,502
United Kingdom	121	132
Other European countries	7	84
Other regions	8,877	10,963

	18,438	22,153

The maximum exposure to credit risk for trade receivables and finance lease income receivable by type of customer is as follows:

	Carrying Value December 31, 2019 US$’000	Carrying Value December 31, 2018 US$’000
End-user customers	9,453	9,253
Distributors	7,199	11,860
Non-governmental organisations	1,786	1,040

	18,438	22,153

Due to the large number of customers and the geographical dispersion of these customers, the Group has no significant concentrations of accounts receivable.

Impairment Losses

The ageing of trade receivables at December 31, 2019 is as follows:

	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2019	2019	2019	2018	2018	2018
	US$’000	US$’000%		US$’000	US$’000%
Not past due	10,924	8	0.1%	13,917	4	—
Past due 0-30 days	3,743	6	0.2%	3,761	17	0.5%
Past due 31-120 days	2,115	27	1.3%	3,438	36	1.0%
Greater than 120 days	6,415	5,402	84.2%	4,404	4,145	94.1%

	23,197	5,443	—	25,520	4,202	—

The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2019	2018	2017
	US$’000	US$’000	US$’000
Balance at January 1	4,202	3,590	3,171
Charged to costs and expenses	1,276	682	662
Amounts written off during the year	(35)	(70)	(243)

Balance at December 31	5,443	4,202	3,590

The allowance for impairment in respect of trade receivables is used to record impairment losses unless the Group is satisfied that no recovery of the account owing is possible. At this point the amount is considered irrecoverable and is written off against the financial asset directly.

            Capital Management

The Group’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The Board of Directors monitors earnings per share as a measure of performance, which the Group defines as profit after tax divided by the weighted average number of shares in issue.

Following the divestiture of the Coagulation product line in 2010, the Group eliminated all bank debt. In the past, the Group has funded acquisitions using both equity and long term debt depending on the size of the acquisition and the capital structure in place at the time of the acquisition. Although at December 31, 2019 the Group has no bank debt, it maintains a relationship with a number of lending banks and Trinity Biotech is listed on the NASDAQ, which allows the Group to raise funds through equity financing where necessary. During 2015, the Group raised US$115,000,000 through the issuance of 30 year exchangeable senior notes. During 2018 the Group repurchased $15,100,000 of the exchangeable senior notes. The remaining exchangeable senior notes which will mature on April 1, 2045, subject to earlier repurchase, redemption or exchange, the earliest which is April 2022.

The Board of Directors is authorised to purchase its own shares on the market on the following conditions;

•
the aggregate nominal value of the shares authorised to be acquired shall not exceed 10% of the aggregate nominal value of the issued share capital of the Company at the close of business on the date of the passing of the resolution:

•	the minimum price (exclusive of taxes and expenses) which may be paid for a share shall be the nominal value of that share:

•
the maximum price (exclusive of taxes and expenses) which may be paid for a share shall not be more than the average of the closing bid price on NASDAQ in respect of the ten business days immediately preceding the day on which the share is purchased.

Fair Values

The table below sets out the Group’s classification of each class of financial assets/liabilities, their fair values and under which valuation method they are valued:

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2019
Loans and receivables at amortised cost
Trade receivables	18	17,754	—	17,754	17,754
Cash and cash equivalents	19	15,231	—	15,231	15,231
Investments (deposits)	20	1,169	—	1,169	1,169
Finance lease receivable	16,18	684	—	684	684

		34,838	—	34,838	34,838

Liabilities at amortised cost
Exchangeable note	25	—	(82,021)	(82,021)	(82,021)
Lease liabilities	26	(20,149)	—	(20,149)	(20,149)
Trade and other payables (excluding deferred income)	23	(16,655)	—	(16,655)	(16,655)
Provisions	24	(50)	—	(50)	(50)

		(36,854)	(82,021)	(118,875)	(118,875)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	25	—	—	—	—
Exchangeable note equity conversion option	25	—	(4)	(4)	(4)
Exchangeable note bond put option	25	—	—	—	—

		—	(4)	(4)	(4)

		(2,016)	(82,025)	(84,041)	(84,041)

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2: valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3: valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data.

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2018
Loans and receivables at amortised cost
Trade receivables	18	21,318	—	21,318	21,318
Cash and cash equivalents	19	30,277	—	30,277	30,277
Finance lease receivable	16,18	835	—	835	835

		52,430	—	52,430	52,430

Liabilities at amortised cost
Exchangeable note	25	—	(81,382)	(81,382)	(81,382)
Finance lease payable	26	(962)	—	(962)	(962)
Trade and other payables (excluding deferred income)	23	(16,596)	—	(16,596)	(16,596)
Provisions	24	(50)	—	(50)	(50)

		(17,608)	(81,382)	(98,990)	(98,990)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	25	—	—	—	—
Exchangeable note equity conversion option	25	—	(238)	(238)	(238)
Exchangeable note bond put option	25	—	—	—	—

		—	(238)	(238)	(238)

		34,822	(81,620)	(46,798)	(46,798)

The valuation techniques used for instruments categorised as level 2 are described below:

The fair values of the options associated with the exchangeable notes are calculated in consultation with third-party valuation specialists due to the complexity of their nature. There are a number of inputs utilised in the valuation of the options, including share price, historical share price volatility, risk-free rate and the expected borrowing cost spread over the risk-free rate.